UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            February 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $149,898


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Advancepcs                             Com        00790K109    4,777      90,500 Sh        Defined      02,03      90,500   0    0
Bioreliance Corp                       Com        090951104    2,849      59,600 Sh        Defined      02,03      59,600   0    0
Cima Labs Inc                          Com        171796105    2,985      91,500 Sh        Defined      02,03      91,500   0    0
Comcast Corp New                    Cl A Spl      20030N200    1,305      41,700 Sh        Defined      02,03      41,700   0    0
Concord EFS Inc                        Com        206197105   15,013   1,011,690 Sh        Defined      02,03   1,011,690   0    0
Cox Communications Inc                Cl A        224044107    2,625      76,200 Sh        Defined      02,03      76,200   0    0
Dial Corp New                          Com        25247D101    5,871     206,200 Sh        Defined      02,03     206,200   0    0
EMC Corp Mass                          Com        268648102      187      14,504 Sh        Defined      02,03      14,504   0    0
Enzon Pharmaceuticals Inc              Com        293904108    8,745     730,600 Sh        Defined      02,03     730,600   0    0
Esperion Therapeutics Inc              Com        29664R106    2,612      75,478 Sh        Defined      02,03      75,478   0    0
FleetBoston Financial Corp             Com        339030108   11,689     267,800 Sh        Defined      02,03     267,800   0    0
General Electric Co                    Com        369604103      920      29,700 Sh        Defined      02,03      29,700   0    0
John Hancock Financial Services Inc    Com        41014S106   13,474     359,300 Sh        Defined      02,03     359,300   0    0
Horizon Organic Holding                Com        44043T103    1,854      77,400 Sh        Defined      02,03      77,400   0    0
Mid Atlantic Medical Services Inc      Com        59523C107   11,703     180,600 Sh        Defined      02,03     180,600   0    0
Moore Wallace Inc                      Com        615857109    3,504     187,100 Sh        Defined      02,03     187,100   0    0
Right Management Consultants Inc       Com        766573109    2,909     155,900 Sh        Defined      02,03     155,900   0    0
Sicor Inc                              Com        825846108   22,089     812,079 Sh        Defined      02,03     812,079   0    0
Soundview Technology Group Inc         Com        83611Q406    3,921     253,100 Sh        Defined      02,03     253,100   0    0
Systems & Computer Technology Corp     Com        871873105    3,159     192,977 Sh        Defined      02,03     192,977   0    0
Titan Corp                             Com        888266103   21,943   1,006,100 Sh        Defined      02,03   1,006,100   0    0
Travelers Property Casualty Corp      Cl A        89420G109    3,413     203,390 Sh        Defined      02,03     203,390   0    0
Travelers Property Casualty Corp      Cl B        89420G406    2,351     138,530 Sh        Defined      02,03     138,530   0    0
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